Tax charge - Reconciliation of shareholder effective tax rate (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Reconciliation of effective tax rate
Adjusted operating profit	$ 1,661	$ 1,571
Non-operating (loss) profit	(1,361)	(308)
Profit before tax	300	1,263
Tax charge at the expected rate	$ (65)	$ (259)
Tax charge at the expected rate, percentage impact on ETR	22.00%	21.00%
Effects of recurring tax reconciliation items:
Income not taxable or taxable at concessionary rates	$ 47	$ 33
Income not taxable or taxable at concessionary rates, percentage impact on ETR	(16.00%)	(3.00%)
Deductions not allowable for tax purposes	$ (135)	$ (34)
Deductions not allowable for tax purposes, percentage impact on ETR	45.00%	3.00%
Items related to taxation of life insurance businesses	$ 49	$ 71
Items related to taxation of life insurance businesses, percentage impact on ETR	(16.00%)	(6.00%)
Deferred tax adjustments, including unrecognised tax losses	$ (48)	$ (70)
Deferred tax adjustments including unrecognised tax losses, percentage impact on ETR	16.00%	5.00%
Effect of results of joint ventures and associates	$ 2	$ 37
Effect of results of joint ventures and associates, percentage impact on ETR	(1.00%)	(3.00%)
Irrecoverable withholding taxes	$ (30)	$ (35)
Irrecoverable withholding taxes, percentage impact on ETR	10.00%	3.00%
Other	$ (12)	$ 2
Other, percentage impact on ETR	4.00%	0.00%
Total effects of recurring tax reconciliation items	$ (127)	$ 4
Total tax rate, Effects of recurring tax reconciliation items, percentage impact on ETR	42.00%	(1.00%)
Effects of non-recurring tax reconciliation items:
Adjustments to tax charge in relation to prior years	$ (1)	$ 6
Adjustments to tax charge in relation to prior years, percentage impact on ETR	1.00%	0.00%
Movements in provisions for open tax matters	$ (1)	$ 59
Movements in provisions for open tax matters, percentage impact on ETR	0.00%	(5.00%)
Impact of changes in local statutory tax rates		$ 8
Impact of changes in local statutory tax rates, percentage impact on ETR	0.00%	(1.00%)
Adjustments in relation to business disposals transactions		$ (11)
Adjustments in relation to business disposals, percentage impact on ETR	0.00%	1.00%
Total effects of non-recurring tax reconciliation items	$ (2)	$ 62
Total tax rate, Effects of non-recurring tax reconciliation items, percentage impact on ETR	1.00%	(5.00%)
Total tax charge attributable to shareholders	$ (194)	$ (193)
Total actual tax charge (credit), attributable to shareholders, percentage impact on ETR	65.00%	15.00%
Analysed into:
Tax charge on adjusted operating profit	$ (314)	$ (222)
Tax credit on non-operating result	$ 120	$ 29
Actual tax rate on:
Adjusted operating profit (loss), Including non-recurring tax reconciling items (as a percent)	19.00%	14.00%
Adjusted operating profit (loss), excluding non-recurring tax reconciling items (as a percent)	19.00%	19.00%
Total profit (loss) (as a percent)	65.00%	15.00%
Hong Kong
Notes
Applicable tax rate	5.00%